FUNDING DEBTS - Liabilities to Individual Investors and Institutional Funding Partners (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
FUNDING DEBTS
Weighted average interest rate		10.00%	7.70%
Aggregate amount funded from funding sources	$ 2,169,757	¥ 14,918,165	¥ 18,204,825	¥ 15,432,174
Liabilities to Individual Investors - Juzi Licai
FUNDING DEBTS
Term	24 months	24 months	24 months
Weighted average interest rate		7.60%	7.60%
Aggregate amount funded from funding sources		¥ 3,341,400	¥ 9,253,400
Liabilities to other funding partners
FUNDING DEBTS
Aggregate amount funded from funding sources		2,374,700	1,157,700
Financing receivables pledged as collaterals		34,900	0
Asset-backed securitized debts
FUNDING DEBTS
Financing receivables pledged as collaterals		¥ 0	¥ 0